Restructuring Charges - Summary of Changes in Position of Restructuring Liabilities by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 117	$ 170
Additions	44	27
Utilized	(98)	(65)
Released	(16)	(21)
Other changes	(7)	6
Ending Balance	40	117
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	46	57
Additions	6	3
Utilized	(29)	(23)
Released	(4)	(4)
Other changes	(5)	13
Ending Balance	14	46
SP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	31	41
Additions	14	6
Utilized	(35)	(3)
Released	(4)	(7)
Other changes	(1)	(6)
Ending Balance	5	31
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	40	72
Additions	24	18
Utilized	(34)	(39)
Released	(8)	(10)
Other changes	(1)	(1)
Ending Balance	$ 21	$ 40